Debt (Debt Maturing Within One Year) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt
Current maturities of long-term debt	$ 3,485	$ 3,453
Bank borrowings	1	0
Total	$ 3,486	$ 3,453